Business Acquisitions and Disposal (Details) - Schedule of business acquisition and therefore was recorded using the acquisition method of accounting - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of business acquisition and therefore was recorded using the acquisition method of accounting [Abstract]
Net liabilities acquired	$ (2,265)
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	6,779
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (3,508,733 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$ 6,779